COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Depreciation expense	$ 616	$ 17,978	$ 7,736
Acounts Receivable - Related Party		$ 172,095	$ 119,599